SEGMENT INFORMATION - Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number Of Reportable Segments Not Disclosed Flag	segments
Revenue	$ 1,833,074	$ 1,865,039	$ 1,915,550
Operating Segments | People Inc.
Segment Reporting Information [Line Items]
Revenue	1,762,073	1,777,229	1,694,893
Operating Segments | Digital
Segment Reporting Information [Line Items]
Revenue	1,161,886	1,086,367	939,865
Operating Segments | Print
Segment Reporting Information [Line Items]
Revenue	622,305	711,636	776,017
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenue	71,003	89,028	229,461
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	(2)	(1,218)	(8,804)
Intersegment eliminations | People Inc.
Segment Reporting Information [Line Items]
Revenue	$ (22,118)	$ (20,774)	$ (20,989)